Non Current Assets and Disposal Groups for Sale	12 Months Ended
Dec. 31, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Non Current Assets and Disposal Groups for Sale	NON CURRENT ASSETS AND DISPOSAL GROUPS FOR SALE
The non-current assets held for sales is as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
Assets received or awarded in lieu of payment
Assets received in lieu of payment	22,437	16,852
Assets awarded at judicial sale	41,134	25,637
Provision on assets received in lieu of payment or awarded	–	(26)
Subtotal	63,571	42,463
Non current assets held for sale
Assets recovered from leasing for sale	8,058	8,982
Subtotal	8,058	8,982

Total	71,629	51,445